CONVERTIBLE NOTES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
CONVERTIBLE NOTES
CONVERTIBLE NOTES

NOTE 8 – CONVERTIBLE NOTES

During the year ended December 31, 2021, the Company issued twelve convertible promissory notes totaling $650,000 and warrants to purchase up to 750,000 shares of Hempacco common stock at $1.00 per share were issued to two related party members of the Board of Directors. Subsequently, as a result of the merger and share exchange agreement of May 21, 2021 between Hempacco and Green Globe International, Inc. these warrants were cancelled and replaced on November 9, 2021 with equivalent warrants to purchase Green Globe common shares. See Note 9 below for additional details.

Individual note holders converted $511,500 in principle and $23,552 in accrued interest into 535,052 shares of Hempacco common stock. On May 21, 2021, these shares were exchanged for 2,236,213,775 of GGII’s common shares.

During May and June 2021, the Company entered into financing arrangements to provide working capital. The Company received proceeds of $175,000 from three private investors. The promissory notes carried interest at the rate of between 8% and 12% and mature between May 4, 2022 and October 23, 2022. The Notes automatically convert at 75% of the 30-day average bid price of the obligor common stock (or the public company common stock as the case may be), with the exception of the $50,000 Taverna 12% Note which converts at $1.00 per share or the current market price of Hempacco stock. The Notes cannot be converted prior to maturity. The Taverna note matured on May 4, 2022, and was converted, along with accrued interest, into 56,592 shares of Hempacco common stock on June 7, 2022.

On or about March 18, 2022 the Company issued a promissory note to a related party for $50,000. The note carries an interest rate of 8% and matures on June 18, 2022. The note is secured by 50,000 common shares of the Company. On June 18, 2022, the Company and the investor signed Amendment No. 1 to the promissory note extending the maturity date to September 18, 2022. Subsequently an Amendment No.2 was executed which extends the maturity date to December 18, 2022.

NOTE 8 – CONVERTIBLE NOTES

During the year ended December 31, 2021, Hempacco issued twelve convertible promissory notes totaling $650,000 and warrants to purchase up to 750,000 shares of Hempacco common stock at $1.00 per share were issued to two related party members of the Board of Directors. Subsequently, as a result of the merger and share exchange agreement of May 21, 2021 between Hempacco and Green Globe International, Inc. these warrants were cancelled and replaced on November 9, 2021 with equivalent warrants to purchase Green Globe common shares. See Note 9 below for additional details.

Individual note holders converted $511,500 in principle and $23,552 in accrued interest into 535,052 shares of Hempacco common stock. On May 21, 2021, these shares were exchanged for 2,236,213,775 of GGII’s common shares.

On February 17, 2020, the Company entered into a financing arrangement with a related party (Jerry Halamuda, a Board of Directors member, to provide working capital. The Company received proceeds of $50,000. An additional 25,000 shares were offered as an inducement which created a beneficial conversion feature of $25,000, which was charged to interest expense over the term of the loan. The terms of this loan were three months with zero interest rate, maturing on May 17, 2020. On May 17, 2020 Hempacco issued 25,000 shares as an inducement to extend the loan for three months until August 17, 2020. The Company incurred an interest expense of $25,000 in connection with this inducement.

On June 30, 2020, Hempacco repaid $25,000 of the principal on the note. As of December 31, 2020, the balance on the note was $25,000. The Note was convertible into common shares on a $1 for $1 basis. The Note was converted on May 21, 2021 in the total amount of $25,000 inclusive of accrued interest for 25,000 Hempacco shares.

On February 16, 2021, the Company entered into a financing arrangement with a related party (Dr. Stuart Titus, a Board of Directors member, to provide working capital. Hempacco received proceeds of $50,000. The terms of this loan were one year and annual interest rate was 8%, maturing on February 15, 2022.  The Note was convertible into common shares on a $1 for $1 basis. The Note was converted on May 21, 2021 in the total amount of $51,030 inclusive of accrued interest of $1,030 for 51,030 Hempacco shares.

On July 23, 2020, the Company entered into a financing arrangement to provide working capital. Hempacco received proceeds of $11,500. The terms of this loan were one year and annual interest rate was 12%, maturing on July 23, 2021. As of December 31, 2020, the balance on the note was $11,500. In addition, $590 of interest had been accrued as of December 31, 2020. The Note was convertible into common shares on a $1 for $1 basis. The Note was converted on May 21, 2021 in the total amount of $12,623 inclusive of accrued interest of $1,123 into 12,623 Hempacco shares.

During May and June 2021, the Company entered into financing arrangements to provide working capital. Hempacco received proceeds of $175,000 from three private investors. The promissory notes carried interest at the rate of between 8% and 12% and mature between May 4, 2022 and October 23, 2022. The Notes automatically convert at 75% of the 30-day average bid price of the obligor common stock (or the public company common stock as the case may be), with the exception of the $50,000 Taverna 12% Note which converts at $1.00 per share or the current market price of Hempacco stock. The Notes cannot be converted prior to maturity. The Taverna Note matured on November 4, 2021 and has been extended to May 4, 2022 by mutual agreement.